Quarterly Holdings Report
for
Fidelity® Magellan® Fund
December 31, 2025
MAG-NPRT3-0226
1.811314.121
Common Stocks - 99.5%
	Shares	Value ($)
CANADA - 1.0%
Information Technology - 1.0%
Software - 1.0%
Constellation Software Inc/Canada	159,929	384,677,862
TAIWAN - 2.0%
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,350,486	714,289,191
UNITED STATES - 96.5%
Communication Services - 6.1%
Entertainment - 1.7%
Netflix Inc (a)	6,783,760	636,045,338
Interactive Media & Services - 4.4%
Meta Platforms Inc Class A	2,416,900	1,595,371,521
TOTAL COMMUNICATION SERVICES		2,231,416,859
Consumer Discretionary - 11.5%
Broadline Retail - 6.0%
Amazon.com Inc (a)	9,484,400	2,189,189,208
Hotels, Restaurants & Leisure - 3.1%
Hilton Worldwide Holdings Inc	2,086,076	599,225,331
Marriott International Inc/MD Class A1	1,740,570	539,994,437
		1,139,219,768
Specialty Retail - 2.4%
AutoZone Inc (a)	115,770	392,633,954
O'Reilly Automotive Inc (a)	5,164,217	471,028,233
		863,662,187
TOTAL CONSUMER DISCRETIONARY		4,192,071,163
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp	715,944	617,387,149
Financials - 15.2%
Capital Markets - 7.0%
Ares Management Corp Class A (b)	2,910,809	470,474,059
CME Group Inc Class A	1,837,159	501,691,380
KKR & Co Inc Class A	3,934,088	501,517,538
Moody's Corp	996,779	509,204,552
S&P Global Inc	1,009,266	527,432,319
		2,510,319,848
Financial Services - 5.8%
Apollo Global Management Inc	3,632,000	525,768,319
Mastercard Inc Class A	1,329,704	759,101,420
Visa Inc Class A	2,407,443	844,314,335
		2,129,184,074
Insurance - 2.4%
Arthur J Gallagher & Co	1,665,693	431,064,691
Marsh & McLennan Cos Inc	2,465,621	457,422,008
		888,486,699
TOTAL FINANCIALS		5,527,990,621
Health Care - 4.8%
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp (a)	5,160,620	492,065,117
Health Care Providers & Services - 3.4%
Cencora Inc	1,106,951	373,872,700
HCA Healthcare Inc	795,310	371,298,427
McKesson Corp	622,600	510,712,554
		1,255,883,681
TOTAL HEALTH CARE		1,747,948,798
Industrials - 15.4%
Aerospace & Defense - 5.0%
GE Aerospace	2,487,200	766,132,216
HEICO Corp Class A	2,161,907	545,730,184
TransDigm Group Inc	395,226	525,591,296
		1,837,453,696
Building Products - 1.5%
Trane Technologies PLC	1,409,651	548,636,169
Commercial Services & Supplies - 4.5%
Cintas Corp	2,238,236	420,945,045
Republic Services Inc	1,935,669	410,226,331
Rollins Inc	6,663,287	399,930,486
Waste Connections Inc (United States)	2,268,660	397,832,217
		1,628,934,079
Construction & Engineering - 1.5%
Quanta Services Inc	1,254,586	529,510,567
Electrical Equipment - 1.6%
Eaton Corp PLC	1,862,203	593,130,278
Machinery - 1.3%
Westinghouse Air Brake Technologies Corp	2,207,710	471,235,700
TOTAL INDUSTRIALS		5,608,900,489
Information Technology - 35.2%
Communications Equipment - 2.8%
Arista Networks Inc (a)	3,728,600	488,558,458
Motorola Solutions Inc	1,404,621	538,419,322
		1,026,977,780
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp Class A	4,439,839	599,999,842
Semiconductors & Semiconductor Equipment - 17.4%
Broadcom Inc	5,302,697	1,835,263,432
KLA Corp	507,900	617,139,132
NVIDIA Corp	20,585,635	3,839,220,928
		6,291,623,492
Software - 13.4%
Cadence Design Systems Inc (a)	2,013,429	629,357,637
Microsoft Corp	6,540,404	3,163,070,182
Synopsys Inc (a)	1,520,157	714,048,146
Tyler Technologies Inc (a)	849,500	385,630,525
		4,892,106,490
TOTAL INFORMATION TECHNOLOGY		12,810,707,604
Materials - 4.2%
Chemicals - 1.4%
Linde PLC	1,191,640	508,103,379
Construction Materials - 2.8%
Martin Marietta Materials Inc	866,704	539,661,913
Vulcan Materials Co	1,634,900	466,306,178
		1,005,968,091
TOTAL MATERIALS		1,514,071,470
Real Estate - 1.1%
Health Care REITs - 1.1%
Welltower Inc	2,296,700	426,290,486
Utilities - 1.3%
Electric Utilities - 1.3%
Constellation Energy Corp	1,387,340	490,105,602
TOTAL UNITED STATES		35,166,890,241
TOTAL COMMON STOCKS (Cost $19,166,084,365)		36,265,857,294

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.79	177,446,011	177,481,501
Fidelity Securities Lending Cash Central Fund (c)(d)	3.77	39,244,945	39,248,869
TOTAL MONEY MARKET FUNDS (Cost $216,734,277)			216,730,370

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $19,382,818,642)	36,482,587,664
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(51,344,776)
NET ASSETS - 100.0%	36,431,242,888

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	215,847,906	6,361,423,120	6,399,820,205	11,570,380	30,680	-	177,481,501	177,446,011	0.3%
Fidelity Securities Lending Cash Central Fund	-	660,706,714	621,449,178	15,449	(4,760)	(3,907)	39,248,869	39,244,945	0.1%
Total	215,847,906	7,022,129,834	7,021,269,383	11,585,829	25,920	(3,907)	216,730,370

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.